Investment securities (Tables)	12 Months Ended
Sep. 30, 2024
Investment securities
Schedule of investment securities

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	83,403	56,370	78,798	52,562
Other debt securities	18,866	17,082	16,548	14,695
Equity securities	450	442	208	202
Total investment securities measured at FVOCI[a]	102,719	73,894	95,554	67,459
Investment securities measured at amortised cost
Government and semi-government debt securities	1,172	1,438	71	51
Total investment securities measured at amortised cost	1,172	1,438	71	51
Provision for ECL on debt securities at amortised cost	(6)	(6)	(2)	(2)
Total net investment securities measured at amortised cost	1,166	1,432	69	49
Total investment securities	103,885	75,326	95,623	67,508

a.	Impairment is recognised in the income statement with a corresponding amount in OCI (refer to Note 26). There is no reduction of the carrying value of the debt securities which remains at fair value.

Schedule of maturities of the available-for-sale securities and their weighted-average yield

The following table shows the maturities and the weighted average yield of Westpac’s outstanding investment securities as at 30 September 2024. There are no tax-exempt securities.

			Over 1		Over 5				No
	Up to 1		year to 5		years to		Over 10		specific			Weighted
	year		years		10 years		years		maturity		Total	average
2024	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	17,166	3.7	33,349	2.8	19,702	3.7	14,352	5.0	-	-	84,569	3.6
Other debt securities	3,471	5.4	15,088	5.2	307	4.7	-	-	-	-	18,866	5.2
Equity securities	-	-	-	-	-	-	-	-	450	-	450	-
Total by maturity	20,637		48,437		20,009		14,352		450		103,885